Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Performance obligation	$ 209,000
Percentage of remaining performance obligations	68.00%
Other long term assets	$ 733	$ 784
Deferred revenues	$ 37,447